Subsequent events	12 Months Ended
Dec. 31, 2018
Subsequent Events [Abstract]
Subsequent events
20.	Subsequent events

(a)

On January 14, 2019, Wuhan Liulishuo Information Technology Co., Ltd. (“Wuhan Liulishuo”) was established in Hubei Province, PRC. Wuhan Liulishuo is a wholly owned subsidiary held by Shanghai Liulishuo. As of the date of issuance of the financial statements, Wuhan Liulishuo has no active operation.

(b)

On February 27, 2019, Shenzhen Yuguan Information and Technology Co., Ltd. (“Shenzhen Yuguan”) was incorporated in Guangdong Province, PRC, with 100% ownership by LingoChamp HK. As of the date of issuance of the financial statements, Shenzhen Yuguan has no active operation.